Intangible assets and goodwill	12 Months Ended
Mar. 31, 2018
Intangible assets and goodwill
Intangible assets and goodwill

20. Intangible assets and goodwill

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development	Total
At March 31, 2016	702,935	52,175	222,169	—	3,200	271,329	653,666	145,395	2,050,869
Additions	382,492	5,000	—	—	—	—	—	391,687	779,179
Disposals/adjustment	—	—	—	—	—	—	—	(370,455)	(370,455)
Effects of movements in foreign exchange rates	(181)	(1,155)	—	—	—	—	—	—	(1,336)

At March 31, 2017	1,085,246	56,020	222,169	—	3,200	271,329	653,666	166,627	2,458,257

Acquisitions through business combinations (refer to Note 43)	898	—	—	134,682	16,861	—	307,520	—	459,961
Additions	532,290	—	—	—	—	—	—	475,119	1,007,409
Disposals/adjustment	—	—	—	—	—	—	—	(529,618)	(529,618)
Effects of movements in foreign exchange rates	(462)	278	—	—	—	—	—	—	(184)

At March 31, 2018	1,617,972	56,298	222,169	134,682	20,061	271,329	961,186	112,128	3,395,825

Amortization
At March 31, 2016	423,962	44,150	115,314	—	2,707	53,631	—	—	639,764
Charge for the year	172,336	6,831	17,097	—	492	13,937	—	—	210,693
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	(91)	(1,213)	(1)	—	1	1	—	—	(1,303)

At March 31, 2017	596,207	49,768	132,410	—	3,200	67,569	—	—	849,154

Charge for the year	279,564	1,401	17,097	5,986	3,066	13,936	—	—	321,050
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	79	277	—	—	—	2	—	—	358

At March 31, 2018	875,850	51,446	149,507	5,986	6,266	81,507	—	—	1,170,562

At March 31, 2017	489,039	6,252	89,759	—	—	203,760	653,666	166,627	1,609,103

At March 31, 2018	742,122	4,852	72,662	128,696	13,795	189,822	961,186	112,128	2,225,263

        The Group has taken bank guarantee facility against which Computer software and websites and intellectual property rights of a subsidiary of the Group amounting to INR 667,882 (March 31, 2017: INR 402,536) are pledged.

        The Company has written off fully depreciated assets from the books of accounts having gross value Nil (March 2017: Nil).

Impairment reviews

        Goodwill acquired through business combinations having indefinite lives are allocated to the CGUs. For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group's operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2017	2018
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited	549,996	549,996
Air Travel Bureau Limited (refer to Note 43)	—	307,520

Total	653,666	961,186

        The recoverable amount of all CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year's financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in value in use calculations:

	March 31,
	2017	2018
Discount rate	18%	18%
Terminal Value growth rate	5% - 7.5%	5%
EBITDA margin over next 5 years	6.5% - 38%	10.7% - 56.4%

        The above discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

Sensitivity change in assumptions

        Based on the above, no impairment was identified as of March 31, 2018 and March 31, 2017 as the recoverable value of the CGUs exceeded the carrying value. An analysis of the calculation's sensitivity to a change in the key parameters (revenue growth, discount rate and long-term growth rate) based on reasonably probable assumptions, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.